SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). All intercompany transactions are eliminated.
COVID-19 Outbreak
The outbreak of the novel coronavirus (“COVID-19”), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The COVID-19 pandemic had, and is expected to continue to have, an adverse impact on the Company’s operations, particularly as a result of preventive and precautionary measures that the Company, other businesses, and governments are taking. Governmental mandates related to COVID-19 or other infectious diseases, or public health crises, have impacted, and the Company expects them to continue to impact, its personnel and personnel at third-party manufacturing facilities in the United States and other countries, and the availability or cost of materials, which would disrupt or delay the Company’s receipt of instruments, components and supplies from the third parties the Company relies on to, among other things, produce its products currently under development. The COVID-19 pandemic has also had an adverse effect on the Company’s ability to attract, recruit, interview and hire at the pace the Company would typically expect to support its rapidly expanding operations. To the extent that any governmental authority imposes additional regulatory requirements or changes existing laws, regulations, and policies that apply to the Company’s business and operations, such as additional workplace safety measures, the Company’s product development plans may be delayed, and the Company may incur further costs in bringing its business and operations into compliance with changing or new laws, regulations, and policies. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or treat COVID-19, as well as the economic impacts.
The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or address its impact and the economic impact on local, regional, national and international markets. While the Company is unable to predict the full impact that the COVID-19 pandemic will have on the Company’s future results of operations, liquidity and financial condition due to numerous uncertainties, including the duration of the pandemic, and the actions that may be taken by government authorities across the United States, it is not expected to result in any significant changes in costs going forward.
The Company has not incurred any significant impairment losses in the carrying values of the Company’s assets as a result of the COVID-19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise its estimates reflected in its consolidated financial statements.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and marketable securities. At December 31, 2021 and 2020, substantially all of the Company’s cash and cash equivalents and marketable securities were invested in mutual funds at one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents and marketable securities.
Reclassifications
Certain prior year amounts have been reclassified for consistency with the current year presentation.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its consolidated financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions included:
•	valuation allowances with respect to deferred tax assets;
•	valuation for acquisitions;
•	assumptions used for leases;
•	valuation of warrant liabilities; and
•	assumptions underlying the fair value used in the calculation of the stock-based compensation.
The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s consolidated financial statements.
Cash and Cash Equivalents
All highly liquid investments purchased with a maturity of three months or less are cash equivalents. At December 31, 2021 and 2020, cash and cash equivalents consist principally of cash and short-term money market accounts.
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets include amounts paid in advance for operating expenses as well as monies to be received from the State of Connecticut for research and development tax credits. These research and development tax credits are exchanged for a cash refund and are typically collected within one year from the date the tax return is filed with the state. The credits are recognized as an offset to research and development expenses in the consolidated statements of operations and comprehensive loss in the annual period the corresponding expenses were incurred.
Investments in Marketable Securities
The Company’s investments in marketable securities are ownership interests in fixed income mutual funds. The securities are stated at fair value, as determined by quoted market prices. As the securities have readily determinable fair value, unrealized gains and losses are reported as other (expense), net on the consolidated statements of operations and comprehensive loss. Subsequent gains or losses realized upon redemption or sale of these securities are also recorded as other (expense) income, net on the consolidated statements of operations and comprehensive loss. The Company considers all of its investments in marketable securities as available for use in current operations and therefore classifies these securities within current assets on the consolidated balance sheets. For the year ended December 31, 2021, the Company recorded $5,023 of unrealized losses that relate to securities still held as of December 31, 2021.
Property and Equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the asset’s useful life or the life of the lease term.
Useful lives of property and equipment are as follows:
Property and equipment	Estimated useful life
Laboratory and production equipment	5 years
Computer equipment	3-5 years
Software	3 years
Furniture and fixtures	7 years
Expenditures for major renewals and improvements are capitalized. Costs for property and equipment not yet placed into service have been recorded as construction in process, and will be depreciated in accordance with the above guidelines once placed into service. Expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation is eliminated from the balance sheet, and any resulting gains or losses are included in the consolidated statements of operations and comprehensive loss in the period of disposal.
Leases
As of January 1, 2021, the Company determines if an arrangement is a lease at inception and records right-of-use (“ROU”) assets and lease liabilities on the consolidated balance sheets at lease commencement. Effective December 31, 2021, the Company lost its emerging growth company status which accelerated the adoption of Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). On January 1, 2021, the Company adopted ASU 2016-02. The capital lease became a finance lease by establishing the ROU asset and liability which was not material to the consolidated balance sheets as of January 1, 2021. Prior periods presented in the Company’s consolidated financial statements continue to be presented in accordance with the former lease standard, Topic 840, Leases (“ASC 840”).
The Company’s leases generally do not have a readily determinable implicit discount rate, as such the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments. The Company’s incremental borrowing rate is the estimated rate that would be required to pay for a collateralized borrowing equal to the total lease payment over the lease term. The Company measures ROU assets based on the corresponding lease liability adjusted for (i) payments made to the lessor at or before the commencement date, (ii) initial direct costs incurred and (iii) tenant incentives under the lease. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term for operating leases. Finance leases will result in a front-loaded expense pattern. With respect to finance leases, amortization of the ROU asset is presented separately from interest expense related to the finance lease liability. In addition, the Company does not have significant residual value guarantees or restrictive covenants in the lease portfolio.
For the years ended December 31, 2020 and 2019, leases are evaluated and classified as operating leases or capital leases for financial reporting purposes. Leases that meet one or more of the capital lease criteria under this guidance are recorded as capital leases. All other leases are recorded as operating leases. The Company records each capital lease as an asset and an obligation at an amount that is equal to the present value of the minimum lease payments over the lease term. The Company’s operating leases are short term in nature as they have month to month rental terms. The Company expenses monthly rental payments as incurred in general and administrative and in research and development in the consolidated statements of operations and comprehensive loss. The Company’s lease agreements contain variable lease costs for common area maintenance, utilities, taxes and insurance, which are expensed as incurred. The Company had a capital lease which has been recorded on the consolidated balance sheets as of December 31, 2020 and became a finance lease as of the transition date of January 1, 2021. The capital lease became a finance lease by establishing the ROU asset and liability which was not material to the consolidated balance sheets. There were no finance leases as of December 31, 2021.
As a result of our adoption of the new lease standard, the Company has implemented new accounting policies and processes which changed the Company's internal controls over financial reporting for lease accounting.
See the “Accounting Pronouncements Adopted” section in this Note for further detail.
Goodwill
Goodwill, which represents the excess of purchase price over the fair value of net assets acquired, is carried at cost. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value-based test. Beginning in 2022, the Company will review goodwill for possible impairment annually during the fourth quarter as of October 1, or whenever events or circumstances indicate that the carrying amount may not be recoverable.
In order to test goodwill for impairment, an entity is permitted to first assess qualitative factors to determine whether a quantitative assessment of goodwill is necessary. The qualitative factors considered by the Company may include, but are not limited to, general economic conditions, the Company’s outlook, market performance of the Company’s industry and recent and forecasted financial performance. Further testing is only required if the entity determines, based on the qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. Otherwise, no further impairment testing is required. If a quantitative assessment is required, the Company determines the fair value of its reporting unit using a combination of the income and market approaches. If the net book value of the reporting unit exceeds its fair value, the Company recognizes a goodwill impairment charge for the reporting unit equal to the lesser of (i) the total goodwill allocated to that reporting unit and (ii) the amount by which that reporting unit’s carrying amount exceeds its fair value. Assumptions and estimates used in the evaluation of impairment may affect the carrying value of long-lived assets, which could result in impairment charges in future periods. Such assumptions include projections of future cash flows and the current fair value of the asset.
Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment at least annually or when the Company determines a triggering event has occurred. When a triggering event has occurred, each impairment test is based on a comparison of the future expected undiscounted cash flow to the recorded value of the asset. If the recorded value of the asset is less than the undiscounted cash flow, the asset is written down to its estimated fair value. No impairments were recorded for the years ended December 31, 2021, 2020 and 2019.
Capitalized Software Development Costs
The Company has considered costs of software to be sold, leased, or marketed. For the years ended December 31, 2021, 2020 and 2019, the Company had not yet achieved technical feasibility and therefore, all costs were expensed in research and development. With respect to costs of software developed for internal use, the Company determined that all costs for the years ended December 31, 2021, 2020 and 2019 were in the preliminary project stage and not eligible for capitalization and therefore expensed as incurred in research and development.
Research and Development
Research and development expenses primarily consist of personnel costs and benefits, stock-based compensation, lab supplies, consulting and professional fees, fabrication services, rent expense, software and other outsourced expenses. All of our research and development expenses are related to developing new products and services. Consulting expenses are related to general development activities, while fabrication services include certain third-party engineering costs. Research and development expenses are expensed as incurred.
General and Administrative
General and administrative expenses primarily consist of personnel costs and benefits, stock-based compensation, patent and filing fees, facilities costs, depreciation expense, office expenses and outside services. Outside services consist of professional services, legal and other professional fees.
Sales and Marketing
Sales and marketing expenses primarily consist of personnel costs and benefits, stock-based compensation as well as consulting, product advertising and marketing. Advertising costs are expensed as incurred. For the years ended December 31, 2021, 2020 and 2019, advertising expenses were $0, $87 and $15, respectively.
Net Loss per Share
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock of the Company outstanding during the period, without consideration of potentially dilutive securities.
Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares plus the common equivalent shares of the period, including any dilutive effect from such shares. The Company’s diluted net loss per share is the same as basic net loss per share for all periods presented, since the effect of potentially dilutive securities is anti-dilutive. Refer to Note 13, “Net Loss Per Share” for further discussion.
Convertible Preferred Stock
The Company applied the guidance in ASC Topic 480-10-S99-3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities, and had therefore classified the Series A, Series B, Series C, Series D, and Series E Convertible Preferred Stock (“Convertible Preferred Stock”) (see Note 10) as mezzanine equity. The Convertible Preferred Stock was recorded outside of stockholders’ equity (deficit) because the Convertible Preferred Stock included a redemption provision upon a change of control, which was deemed a liquidation event that was considered outside the Company’s control. The Convertible Preferred Stock was recorded at their original issue price, net of issuance costs. The Company did not adjust the carrying values of the Convertible Preferred Stock to the liquidation price associated with a change of control because a change of control of the Company was not considered probable as of December 31, 2020. Subsequent adjustments to increase or decrease the carrying values to their respective liquidation prices were made when the change of control occurred in June 2021 (see Note 10).
Stock-Based Compensation
For 2021, the Company accounts for stock-based compensation to employees, non-employee directors and non-employees granted share-based payments for services in accordance with ASU 2018-07, Compensation — Stock Compensation (Topic 718). After the Business Combination, the Company estimates the fair value of stock option awards using the Black-Scholes option pricing model on the date of the grant. Restricted stock unit awards (“RSUs”) are based on the closing price of the Company’s common stock on the date of the grant. The fair value of time-based stock options is recognized and amortized on a straight-line basis over the requisite service period of the award. Stock options granted to employees generally fully vest over four years and have a term of ten years. The fair value of RSUs and awards with market conditions is expensed on a straight-line or graded accelerated basis over the requisite service period of the award. The Company accounts for all forfeitures when they occur.
Prior to adoption of ASU 2018-07 on January 1, 2020, stock options granted to nonemployees were accounted for based on their fair value on the measurement date. Stock options granted to nonemployees are subject to periodic revaluation over their vesting terms. As a result, the charge to statements of operations and comprehensive loss for nonemployee options with vesting requirements is affected in each reporting period by a change in the fair value of the option calculated under the Black-Scholes option pricing model.
The Company recognizes stock-based compensation expense for stock option grants with only service conditions on a straight-line basis over the requisite service period of the individual grants, which is generally the vesting period, based on the estimated grant date fair values. The Company recognizes stock-based compensation expense for stock option grants subject to non-financing event performance conditions on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award. On January 1, 2020, the Company adopted ASU 2018-07. ASU 2018-07 aligns the accounting for share-based payment awards issued to employees and nonemployees. Under this new guidance, the existing employee guidance will now apply to nonemployee share-based transactions. This guidance was applied to all new awards granted after the date of adoption, and adoption did not have a material impact on our consolidated financial statements or related disclosures. For nonemployee awards that had been issued prior to adoption of ASU 2018-07 and remained outstanding subsequent to adoption, the Company utilized the adoption date fair value of the nonemployee awards as a substitute for grant date fair value for future compensation expense recognition as permitted under the transition guidance. The Company recognizes the effect of forfeiture in compensation costs based on actual forfeitures when they occur.
The fair value of the shares of common stock underlying stock options has historically been determined by the Board of Directors (the “Board”), with input from management and contemporaneous third-party valuations, as there was no public market for the common stock. Given the absence of a public trading market for the Company’s common stock, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately Held Company Equity Securities Issued as Compensation, the Board exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s common stock at each option grant date.
In valuing the Company’s common stock for 2020 and 2019, the Board determined the value using the market approach-subject company transaction method. Under this method, the Company “solved for” the total equity value which allocates a probability-weighted present value to the Series E convertible preferred stockholders consistent with the investment amount of the financing round that was known at the respective valuation date.
Application of this approach involves the use of estimates, judgment and assumptions that are highly complex and subjective, such as market multiples, the selection of comparable companies and the probability of possible future events. Changes in any or all these estimates and assumptions or the relationships among those assumptions could have a material impact on the valuation of the Company’s common stock as of each valuation date.
Income Taxes
The Company utilizes the asset and liability method of accounting for income taxes, as set forth in ASC Topic 740, Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities using the enacted statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established against net deferred tax assets if, based on the weight of available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized.
The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties. As of December 31, 2021 and 2020, the Company had no uncertain tax positions.
Warrant Liabilities
The Company’s outstanding warrants include publicly-traded warrants (the “Public Warrants”) which were issued as one-third of one redeemable warrant per unit issued during HighCape’s initial public offering on September 9, 2020, and warrants sold in a private placement (the “Private Warrants”) to HighCape’s sponsor, HighCape Capital Acquisition LLC (the “Sponsor”). The Company evaluated its warrants under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC 815-40”), and concluded that they do not meet the criteria to be classified in stockholders’ equity. Since the Public Warrants and Private Warrants meet the definition of a derivative under ASC 815-40, the Company recorded these warrants as long-term liabilities on the balance sheet at fair value upon the Closing of the Business Combination, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date.
Subsequent Events
The Company has evaluated subsequent events through March 1, 2022.
Recently Issued Accounting Pronouncements
Accounting pronouncements adopted
In June 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-07, Compensation — Stock Compensation (Topic 718). The amendments in this update expand the scope of Topic 718 (“ASC 718”) to include share-based payments to nonemployees. An entity is required to apply the requirements of ASC 718 to nonemployee awards except for specific guidance related to option pricing models and the attribution of cost. The Company adopted such guidance on January 1, 2020 and there was no material effect of adoption on the consolidated financial statements.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which amends the existing accounting standards for revenue recognition. The FASB has issued several updates to the standard which: (i) clarify the application of the principal versus agent guidance, (ii) clarify the guidance relating to performance obligations and licensing, (iii) clarify the assessment of the collectability criterion, presentation of sales taxes, measurement date for non-cash consideration and completed contracts and (iv) clarify the narrow aspects of Topic 606 or correct unintended application of the guidance (collectively, “ASC 606”). ASC 606 is based on principles that govern the recognition of revenue at an amount to which an entity expects to be entitled when products and/or services are transferred to customers. The new revenue standard may be applied via the full retrospective method to each prior period presented or via the modified retrospective method with the cumulative effect recognized as of the date of adoption. The Company adopted ASU 2014-09 as of January 1, 2019. The Company has had no revenue and the adoption of this pronouncement had no impact on the Company’s consolidated financial statements. The Company will review this pronouncement again in the future when they start to generate revenue.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, issued by the FASB, entities that have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2019, including interim periods within that annual reporting period. Effective December 31, 2021, the Company lost its emerging growth company status which accelerated the adoption of Topic 842. On January 1, 2021, the Company adopted ASU 2016-02 using the modified retrospective transition method which includes the ability to recognize the cumulative effect of the adoption being recorded as an adjustment to retained earnings on January 1, 2021. The Company elected to apply the package of practical expedients that allows entities to forgo reassessing at the transition date: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether unamortized initial direct costs for existing leases meet the definition of initial direct costs under the new guidance. The Company did not elect the hindsight practical expedient. The Company also elected to use the practical expedient that allows the combination of lease and non-lease contract components in all of its underlying asset categories. The Company also elected a policy of not recording leases on its consolidated balance sheets when the leases have a term of 12 months or less and the Company is not reasonably certain to elect an option to renew the leased asset. Due to the adoption of this guidance, the Company reclassed its capital leases to a finance lease classification. The Company did not have any operating leases at the time of adoption. The Company had a capital lease which has been recorded on the consolidated balance sheets as of December 31, 2020 and became a finance lease as of the transition date of January 1, 2021. The capital lease became a finance lease by establishing the ROU asset and liability which was not material to the consolidated balance sheets. The Company did not have any impact to opening retained earnings as a result of the adoption of the guidance. The adoption of this new guidance did not have a material impact on the Company’s results of operations and comprehensive loss, cash flows and liquidity. See the “Leases” section in this Note for further detail.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The FASB subsequently issued amendments to ASU 2016-13, which have the same effective date and transition date of January 1, 2020. These standards require that credit losses be reported using an expected losses model rather than the incurred losses model that is currently used, and establishes additional disclosures related to credit risks. For available-for-sale debt securities with unrealized losses, these standards now require allowances to be recorded instead of reducing the amortized cost of the investment. These standards limit the amount of credit losses to be recognized for available-for-sale debt securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases. For the Company, this guidance is effective December 31, 2021. The Company adopted the guidance on January 1, 2021. The Company evaluated the impact of the pronouncement, and it did not have a material impact on its consolidated financial statements. The Company will review this pronouncement again in the future when they start to generate more significant receivables.
In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). For public entities, this guidance is effective for fiscal years beginning January 1, 2020 and interim periods within those fiscal years. For the Company, this guidance is effective December 31, 2021. The Company adopted the guidance on January 1, 2021. The Company evaluated the impact of the pronouncement, and it did not have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify various aspects related to accounting for income taxes. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2021, including interim periods within that annual reporting period. For the Company, this guidance is effective December 31, 2021. The Company adopted the guidance on January 1, 2021. The Company evaluated the impact of the pronouncement, and it did not have a material impact on its consolidated financial statements.